Allowance for Finance Receivable Losses (Tables)	3 Months Ended
Mar. 31, 2016
Loans and Leases Receivable, Allowance [Abstract]
Schedule of changes in the allowance for finance receivable losses by finance receivable type
Changes in the allowance for finance receivable losses by finance receivable type were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Consolidated Total

Three Months Ended March 31, 2016
Balance at beginning of period	$541	$4	$46	$1	$592
Provision for finance receivable losses	179	14	4	—	197
Charge-offs	(145)	(17)	(2)	(1)	(165)
Recoveries	12	3	1	—	16
Other *	—	(4)	—	—	(4)
Balance at end of period	$587	$—	$49	$—	$636

Three Months Ended March 31, 2015
Balance at beginning of period	$132	$3	$46	$1	$182
Provision for finance receivable losses	56	20	4	—	80
Charge-offs	(62)	(22)	(6)	(1)	(91)
Recoveries	8	2	1	1	12
Balance at end of period	$134	$3	$45	$1	$183

*
Consists of the elimination of allowance for finance receivable losses due to the sale of the SpringCastle Portfolio on March 31, 2016, in connection with the sale of our equity interest in the SpringCastle Joint Venture. See Note 2 for further information on this sale.

Schedule of allowance for finance receivable losses and net finance receivables by type and by impairment method
The allowance for finance receivable losses and net finance receivables by type and by impairment method were as follows:

(dollars in millions)	Personal Loans	SpringCastle Portfolio	Real Estate Loans	Retail Sales Finance	Total

March 31, 2016
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	$509	$—	$—	$—	$509
Purchased credit impaired finance receivables	30	—	14	—	44
TDR finance receivables	48	—	35	—	83
Total	$587	$—	$49	$—	$636

Finance receivables:
Collectively evaluated for impairment	$12,660	$—	$366	$19	$13,045
Purchased credit impaired finance receivables	559	—	41	—	600
TDR finance receivables	81	—	110	—	191
Total	$13,300	$—	$517	$19	$13,836

Allowance for finance receivable losses as a percentage of finance receivables	4.41%	—%	9.43%	2.91%	4.60%

December 31, 2015
Allowance for finance receivable losses for finance receivables:
Collectively evaluated for impairment	$524	$—	$—	$1	$525
Purchased credit impaired finance receivables	—	—	12	—	12
TDR finance receivables	17	4	34	—	55
Total	$541	$4	$46	$1	$592

Finance receivables:
Collectively evaluated for impairment	$12,599	$1,340	$387	$23	$14,349
Purchased credit impaired finance receivables	652	350	42	—	1,044
TDR finance receivables	44	13	109	—	166
Total	$13,295	$1,703	$538	$23	$15,559

Allowance for finance receivable losses as a percentage of finance receivables	4.07%	0.25%	8.72%	3.46%	3.81%